Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

10. Leases

Leases consisted of the following:

	December 31,
	2025	2024

	(in US$’000)
Right-of-use assets
Offices (note)	2,742	4,180
Others	285	317
Total right-of-use assets	3,027	4,497
Lease liabilities, current portion	2,881	2,925
Lease liabilities, non-current portion	1,852	4,089
Total lease liabilities	4,733	7,014

Note: Includes US$0.6 million right-of-use assets for corporate office in Hong Kong leased through May 2027 in which the contract has a termination option with 1-month advance notice. The termination option was not recognized as part of the right-of-use asset and lease liability as it is uncertain that the Group will exercise such option.

Lease activities are summarized as follows:

	Year Ended December 31,
	2025	2024

	(in US$’000)
Lease expenses:
Short-term leases with lease terms equal or less than 12 months	2,018	208
Leases with lease terms greater than 12 months	2,010	4,541
Impairment	—	1,889
	4,028	6,638
Cash paid on lease liabilities	3,234	5,089
Non-cash: Lease liabilities recognized from obtaining right-of-use assets	669	5,356
Non-cash: Lease liabilities changed in relation to modifications and terminations	(47)	(160)

Lease contract terms range for a period of 1 to 8 years. The weighted average remaining lease term and the weighted average discount rate as at December 31, 2025 was 1.91 years and 3.27% respectively. The weighted average remaining lease term and the weighted average discount rate as at December 31, 2024 was 2.54 years and 3.25% respectively.

Future lease payments are as follows:

December 31,
2025
(in US$’000)
Lease payments:
Not later than 1 year	2,984
Between 1 to 2 years	1,459
Between 2 to 3 years	275
Between 3 to 4 years	118
Between 4 to 5 years	44
Total lease payments	4,880
Less: Discount factor	(147)
Total lease liabilities	4,733